Other Financial Assets (Tables)	12 Months Ended
Jan. 31, 2024
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Summary of Other Financial Assets
The Company’s other financial assets were as follows, as at:

	January 31, 2024	January 31, 2023

Restricted investments [a]	$13.4	$12.9
Derivative financial instruments	79.0	106.5
Advances to suppliers related to property, plant and equipment	22.2	36.2
Other	41.6	36.3
Total other financial assets	$156.2	$191.9
Current	106.6	122.6
Non-current	49.6	69.3
Total other financial assets	$156.2	$191.9